LEASES (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025
Leases
2026	$ 14,520
2027	5,280
Total lease payments	19,800
Less: imputed interest	(224)
Present value of lease liability	$ 19,576	$ 22,989
Remaining term in years	1 year 3 months 29 days